THE ADVISORS' INNER CIRCLE FUND

                       ACADIAN EMERGING MARKETS PORTFOLIO
                                  (THE "FUND")

                         SUPPLEMENT DATED JUNE 16, 2011
                                     TO THE
         SUMMARY PROSPECTUS ("SUMMARY PROSPECTUS") DATED MARCH 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE SUMMARY PROSPECTUS.

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Effective  March 23, 2011, Qi Zeng is no longer a portfolio manager of the Fund.
Accordingly, all references to Qi Zeng are hereby removed from the Summary Prospectus in their entirety. The remaining members of the investment team will continue to be jointly and primarily responsible for the day-to-day management of the Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 ACA-SK-014-0100